Fair Value Measurements (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2015
Warrant
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.93%
Derived service period	5 years
Expected volatility	93.00%
Annual dividend yield	0.00%
Fair value of common stock	$ 3.01
Stock-based performance units ("PSUs"),
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate		1.40%
Derived service period		5 years
Expected volatility		60.00%
Annual dividend yield		0.00%
Fair value of common stock		$ 25.79